Lease Abandonment Liability	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Restructuring Cost and Reserve [Line Items]
Lease Abandonment Liability
Lease Abandonment Liability

The Company accounted for the lease abandonment liability in accordance with ASC Topic 420 Exit or Disposal Costs and reflected the change in the statement of operations. The terms of the operating leases extend through 2023.

On a monthly basis as payments toward the leases are made, the liability is released, which resulted in a $7.0 million, $4.3 million, and $0.5 million reduction of the liability balance for the year ended December 31, 2016 and 2017, and three months ended March 30, 2018, respectively. Vencore also recorded a change in estimate of the lease abandonment liability during 2016 and 2017 and three months ended March 30, 2018 in the amount of $1.6 million, $0.8 million, and $0.1 million, respectively, due to changes in sublease expectations and lower costs than forecasted.

Changes in the lease abandonment liability are as follows (in thousands):

Accrual balance at December 31, 2015	$18,928
Non‑cash activities	(1,598)
Lease payments in liability	(7,002)
Accrual balance at December 31, 2016	10,328
Non‑cash activities	(834)
Lease payments in liability	(4,344)
Accrual balance as of December 31, 2017	5,150
Non‑cash activities	(69)
Lease payments in liability	(548)
Accrual balance as of March 30, 2018 (unaudited)	$4,533

Of the total $10.3 million, $5.2 million, and $4.5 million as of December 31, 2016, 2017, and March 30, 2018, respectively, $4.4 million, $1.9 million, and $1.8 million, respectively, are included within other current liabilities (“Note 11 - Other Current Liabilities”), and $5.9 million, $3.3 million, and $2.7 million, respectively, are included within other long‑term liabilities (“Note 12 - Other Long‑term Liabilities”).